First Trust US Equity Opportunities ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	198 Months Ended	224 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	243 Months Ended	268 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
IPOX®-100 U.S. Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.00%						7.66%			13.50%									12.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%			11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%		11.07%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%						13.15%			14.29%		14.72%	10.31%	10.40%					10.67%		10.80%
First Trust US Equity Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		37.75%						7.19%			12.99%									12.04%
Performance Inception Date	Apr. 12, 2006
First Trust US Equity Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.45%						7.00%			12.73%									11.73%
First Trust US Equity Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.34%						5.54%			10.75%									10.44%